GENERAL (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Subsidiary, Sale of Stock [Line Items]
Cash consideration for acquisitions				$ 4,295
Appixia and OpenRest [Member]
Subsidiary, Sale of Stock [Line Items]
Cash consideration for acquisitions	$ 4,295